Cover	Mar. 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 24, 2023
Entity File Number	333-218248
Entity Registrant Name	FORGE INNOVATION DEVELOPMENT CORP.
Entity Central Index Key	0001687919
Entity Tax Identification Number	81-4635390
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6280 Mission Blvd.
Entity Address, Address Line Two	Unit 205
Entity Address, City or Town	Jurupa Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92509
City Area Code	(626)
Local Phone Number	986-4566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false